Quarterly Report
June 30, 2023
MFS®  Mid Cap Value Fund
MDV-Q3

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 4.1%
Howmet Aerospace, Inc.	3,447,514	$170,858,794
KBR, Inc.	3,349,758	217,935,255
L3Harris Technologies, Inc.	501,153	98,110,723
Leidos Holdings, Inc.	1,740,439	153,994,043
		$640,898,815
Airlines – 1.1%
Alaska Air Group, Inc. (a)	1,272,182	$67,654,639
Delta Air Lines, Inc.	2,235,716	106,285,938
		$173,940,577
Apparel Manufacturers – 1.6%
PVH Corp.	1,135,029	$96,443,414
Skechers USA, Inc., “A” (a)	2,106,722	110,939,981
VF Corp.	2,451,834	46,805,511
		$254,188,906
Automotive – 2.4%
Aptiv PLC (a)	729,947	$74,520,289
Lear Corp.	624,273	89,614,389
LKQ Corp.	3,640,769	212,147,610
		$376,282,288
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	567,192	$78,278,168
Evercore Partners, Inc.	834,364	103,119,047
Invesco Ltd.	3,289,371	55,294,326
Raymond James Financial, Inc.	1,565,476	162,449,444
TPG, Inc.	1,942,353	56,833,249
		$455,974,234
Business Services – 1.2%
Amdocs Ltd.	1,160,353	$114,700,894
Global Payments, Inc.	709,384	69,888,512
		$184,589,406
Chemicals – 0.9%
Eastman Chemical Co.	1,684,675	$141,040,991
Computer Software – 1.1%
Black Knight, Inc. (a)	1,025,376	$61,245,709
Check Point Software Technologies Ltd. (a)	454,557	57,101,450
Dun & Bradstreet Holdings, Inc.	4,635,340	53,630,884
		$171,978,043
Computer Software - Systems – 1.4%
Seagate Technology Holdings PLC	994,242	$61,513,752
Verint Systems, Inc. (a)	1,129,726	39,608,194
Zebra Technologies Corp., “A” (a)	387,140	114,527,626
		$215,649,572
Construction – 5.1%
Essex Property Trust, Inc., REIT	464,891	$108,923,961
Fortune Brands Innovations, Inc.	1,110,089	79,870,904
Masco Corp.	2,517,844	144,473,889
Mid-America Apartment Communities, Inc., REIT	390,363	59,280,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	980,617	$91,893,619
Toll Brothers, Inc.	2,495,334	197,306,059
Vulcan Materials Co.	549,563	123,893,483
		$805,642,440
Consumer Products – 1.3%
International Flavors & Fragrances, Inc.	1,014,857	$80,772,468
Kenvue, Inc. (a)	2,422,645	64,006,281
Newell Brands, Inc.	6,959,061	60,543,831
		$205,322,580
Consumer Services – 0.3%
Avis Budget Group, Inc. (a)	172,371	$39,416,077
Containers – 2.5%
Avery Dennison Corp.	557,681	$95,809,596
Crown Holdings, Inc.	1,031,367	89,594,851
Graphic Packaging Holding Co.	4,056,214	97,470,822
WestRock Co.	3,774,851	109,734,919
		$392,610,188
Electrical Equipment – 3.5%
Berry Global, Inc.	1,878,083	$120,835,860
Johnson Controls International PLC	3,098,966	211,163,543
Sensata Technologies Holding PLC	2,169,538	97,607,515
TE Connectivity Ltd.	833,165	116,776,406
		$546,383,324
Electronics – 4.1%
Corning, Inc.	2,992,332	$104,851,313
Flex Ltd. (a)	5,387,517	148,910,970
Marvell Technology, Inc.	1,783,219	106,600,832
NXP Semiconductors N.V.	763,718	156,317,800
ON Semiconductor Corp. (a)	1,344,868	127,197,616
		$643,878,531
Energy - Independent – 4.8%
Chesapeake Energy Corp.	1,288,415	$107,814,567
Devon Energy Corp.	2,265,665	109,522,246
Diamondback Energy, Inc.	928,194	121,927,564
Hess Corp.	1,323,426	179,919,765
Pioneer Natural Resources Co.	636,369	131,842,930
Valero Energy Corp.	910,211	106,767,750
		$757,794,822
Energy - Renewables – 0.8%
AES Corp.	5,919,264	$122,706,343
Engineering - Construction – 0.8%
Quanta Services, Inc.	635,242	$124,793,291
Food & Beverages – 2.6%
Coca-Cola Europacific Partners PLC	1,745,318	$112,450,839
Ingredion, Inc.	1,419,127	150,356,506
J.M. Smucker Co.	944,802	139,518,911
		$402,326,256
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	3,932,910	$85,816,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.3%
Hyatt Hotels Corp.	779,231	$89,284,288
International Game Technology PLC	3,419,140	109,036,375
		$198,320,663
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	775,085	$111,224,697
Insurance – 8.6%
American International Group, Inc.	1,801,800	$103,675,572
Arthur J. Gallagher & Co.	882,697	193,813,780
Assurant, Inc.	1,150,988	144,702,211
Cincinnati Financial Corp.	657,375	63,975,735
Corebridge Financial, Inc.	3,641,180	64,303,239
Equitable Holdings, Inc.	5,170,266	140,424,425
Everest Re Group Ltd.	314,737	107,595,991
Hanover Insurance Group, Inc.	445,451	50,349,327
Hartford Financial Services Group, Inc.	2,858,475	205,867,369
Voya Financial, Inc.	1,820,828	130,571,576
Willis Towers Watson PLC	621,506	146,364,663
		$1,351,643,888
Leisure & Toys – 2.0%
Brunswick Corp.	1,570,022	$136,026,706
Electronic Arts, Inc.	660,651	85,686,435
Mattel, Inc. (a)	5,009,225	97,880,256
		$319,593,397
Machinery & Tools – 5.6%
Eaton Corp. PLC	973,524	$195,775,677
Ingersoll Rand, Inc.	1,972,935	128,951,032
ITT, Inc.	1,097,796	102,325,565
PACCAR, Inc.	1,847,279	154,524,888
Regal Rexnord Corp.	885,686	136,307,075
Wabtec Corp.	1,527,942	167,569,399
		$885,453,636
Major Banks – 0.9%
Regions Financial Corp.	5,420,910	$96,600,616
State Street Corp.	697,385	51,034,634
		$147,635,250
Medical & Health Technology & Services – 3.4%
AmerisourceBergen Corp.	955,392	$183,846,083
ICON PLC (a)	459,486	114,963,397
Laboratory Corp. of America Holdings	378,361	91,309,860
Universal Health Services, Inc.	885,378	139,686,087
		$529,805,427
Medical Equipment – 3.0%
Agilent Technologies, Inc.	646,677	$77,762,909
Maravai Lifesciences Holdings, Inc., “A” (a)	1,692,869	21,042,362
Revvity, Inc.	603,535	71,693,923
STERIS PLC	431,221	97,016,100
Teleflex, Inc.	308,503	74,666,981
Zimmer Biomet Holdings, Inc.	938,857	136,697,579
		$478,879,854
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	543,592	$63,241,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.4%
Plains GP Holdings LP	6,872,065	$101,912,724
Targa Resources Corp.	1,577,158	120,021,724
		$221,934,448
Network & Telecom – 0.9%
Motorola Solutions, Inc.	460,885	$135,168,353
Oil Services – 0.9%
Halliburton Co.	2,458,564	$81,108,026
TechnipFMC PLC (a)	3,420,371	56,846,566
		$137,954,592
Other Banks & Diversified Financials – 3.6%
Columbia Banking System, Inc.	3,527,090	$71,529,385
East West Bancorp, Inc.	1,093,614	57,731,883
M&T Bank Corp.	951,312	117,734,373
Northern Trust Corp.	1,412,227	104,702,510
Prosperity Bancshares, Inc.	1,182,194	66,770,317
SLM Corp.	6,439,568	105,093,750
Zions Bancorporation NA	1,513,796	40,660,561
		$564,222,779
Pharmaceuticals – 0.4%
Organon & Co.	3,093,206	$64,369,617
Pollution Control – 1.2%
GFL Environmental, Inc.	2,508,810	$97,341,828
Republic Services, Inc.	634,982	97,260,193
		$194,602,021
Real Estate – 5.9%
Brixmor Property Group, Inc., REIT	4,610,324	$101,427,128
Host Hotels & Resorts, Inc., REIT	5,087,402	85,620,976
Jones Lang LaSalle, Inc. (a)	472,843	73,668,939
Life Storage, Inc., REIT	1,273,837	169,369,367
Spirit Realty Capital, Inc., REIT	1,703,174	67,070,992
STAG Industrial, Inc., REIT	1,885,415	67,648,690
Sun Communities, Inc., REIT	897,279	117,059,018
VICI Properties, Inc., REIT	4,955,992	155,766,829
W.P. Carey, Inc., REIT	1,302,428	87,992,036
		$925,623,975
Restaurants – 2.2%
Aramark	3,037,550	$130,766,528
U.S. Foods Holding Corp. (a)	2,248,375	98,928,500
Wendy's Co.	5,546,831	120,643,574
		$350,338,602
Specialty Chemicals – 3.6%
Ashland, Inc.	1,148,574	$99,822,567
Axalta Coating Systems Ltd. (a)	3,200,083	104,994,723
Celanese Corp.	677,809	78,490,282
Corteva, Inc.	2,288,161	131,111,625
DuPont de Nemours, Inc.	2,052,216	146,610,311
		$561,029,508
Specialty Stores – 0.6%
Ross Stores, Inc.	852,523	$95,593,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	967,714	$77,523,569
Trucking – 1.3%
Knight-Swift Transportation Holdings, Inc.	1,571,713	$87,324,374
XPO Logistics, Inc. (a)	2,053,684	121,167,356
		$208,491,730
Utilities - Electric Power – 6.6%
CenterPoint Energy, Inc.	3,698,330	$107,806,320
CMS Energy Corp.	2,004,702	117,776,243
Edison International	1,294,232	89,884,412
Eversource Energy	1,291,820	91,615,874
PG&E Corp. (a)	13,998,632	241,896,361
Pinnacle West Capital Corp.	1,530,040	124,637,058
Public Service Enterprise Group, Inc.	2,290,088	143,382,410
Sempra Energy	812,785	118,333,368
		$1,035,332,046
Total Common Stocks		$15,399,215,729
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	905,301	$72,370,972
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.04% (v)	246,961,528	$247,010,920

Other Assets, Less Liabilities – (0.0)%		(2,792,807)
Net Assets – 100.0%		$15,715,804,814
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $247,010,920 and $15,471,586,701, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$15,471,586,701	$—	$—	$15,471,586,701
Mutual Funds	247,010,920	—	—	247,010,920
Total	$15,718,597,621	$—	$—	$15,718,597,621

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$296,114,977	$1,261,433,851	$1,310,514,376	$(47,408)	$23,876	$247,010,920
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,151,051	$—